Investment Risks - VanEck Real Assets ETF	Feb. 01, 2026
Fund Of Funds Risk Member
Prospectus [Line Items]
Risk [Text Block]
The performance of the Fund may be dependent on the performance of the underlying funds. The Fund may be subject to the risks of the underlying funds’ investments. The Fund will pay indirectly a proportional share of the fees and expenses of the underlying funds in which it invests, including their investment advisory and administration fees, while continuing to pay its own management fee. As a result, the Fund’s shareholders may indirectly bear the expenses of the underlying funds, absorbing duplicative levels of fees.

Real Assets Investments Risks Member
Prospectus [Line Items]
Risk [Text Block]
In addition, on or prior to the Effective Date, the Fund’s Summary Prospectus and Prospectus will be amended and restated to, among other items, revise the “Real Assets ETPs Risk” in the “Summary Information – Principal Risks of Investing in the Fund” and “Additional Information about the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” sections of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the following sub-risks thereunder, to reflect the risks of potential investment in individual equity securities, in addition to ETPs, that provide exposure to real assets: “Commodities Risk,” “Risks of Investing in Gold,” “Natural Resources Companies Risk,” “Real Estate Sector Risk,” “ETP Related Equity Securities Risk”, “Foreign Securities Risk,” “ETP-Related Foreign Currency Risk” and “Concentration Risk.”